Financial Assets & Liabilities - Not Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt
Long-term debt	$ 44,917	$ 54,217
Fair value of long-term debt	$ 49,465	$ 61,460